Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total recognized in other comprehensive income	$ 3.9	$ 99.1	$ (4.7)
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	(14.1)
Amortization of actuarial loss/gain	(2.2)
Amortization of prior service cost	(0.2)
Total recognized in other comprehensive income	(16.5)
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	16.2
Amortization of actuarial loss/gain	(7.9)
Amortization of prior service cost	(0.2)
Total recognized in other comprehensive income	11.2
Settlement/curtailment gain	(0.8)
Effects of changes in foreign currency exchange rates	$ 3.9